UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):[ ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA Equitable Funds Management Group, LLC

Address:   1290 Avenue of the Americas
           New York, NY  10104

13F File Number:  28-14633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allen Zabusky
Title:  Senior Vice President and Controller
Phone:  (201) 743-5327

Signature, Place, and Date of Signing:


 /s/ Allen Zabusky             Jersey City, N.J.              October 15, 2012
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (201) 743-5068  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA
28-10562      AllianceBernstein L.P.
28-1006       Barrow,Hanley,Mewhinney & Strauss, LLC
28-10210      BlackRock Capital Management, Inc.
28-4293       BlackRock Financial Management, Inc.
28-12016      BlackRock Investment Management, LLC
28-7196       Boston Advisors, LLC
28-5129       Calvert Investment Management, Inc.
28-96         Capital Guardian Trust Company
28-11611      ClearBridge Advisors LLC
28-04121      Davis Selected Advisers, LP
28-10648      Diamond Hill Capital Management, Inc.
28-00127      The Dreyfus Corporation
28-05269      Earnest Partners LLC
28-04771      First International Advisors, LLC
28-3578       Franklin Advisers, Inc.
28-5930       Franklin Advisory Services, LLC
28-6154       Franklin Mutual Advisers, LLC
28-1887       GAMCO Investors, Inc.
28-11685      GCIC US LTD.
28-13423      Hirayama Investments, LLC
28-14519      Horizon Asset Management LLC
28-16         Institutional Capital LLC
28-00255      Invesco Advisors, Inc.
28-694        J.P. Morgan Investment Management, Inc.
28-1343       Janus Capital Management LLC
28-11482      Knightsbridge Asset Management, LLC
28-413        Lord Abbett and Co., LLC
28-06748      Marsico Capital Management, LLC
28-4968       MFS Investment Management
28-00288      Montag & Caldwell, LLC
28-11866      Morgan Stanley Investment Management Inc.
28-13512      Northern Cross, LLC
28-04903      NorthPointe Capital, LLC
28-203        OppenheimerFunds Inc.
28-12530      Pacific Global Investment Management Company
28-2701       Pacific Investment Management Company LLC
28-12454      Post Advisory Group, LLC
28-00223      RCM Capital Management, LLC
28-11338      SSgA Funds Management Inc
28-115        T. Rowe Price Associates Inc.
28-5454       Templeton Investment Counsel, LLC
28-6605       Thornburg Investment Management, Inc.
28-02682      UBS Global Asset Management (Americas), Inc.
28-04557      Wellington Management Company, LLP
28-4413       Wells Capital Management, Inc.
28-01204      WHV Investment Management, Inc
28-10220      Westfield Capital Management Company, L.P.




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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None